Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policy [Line Items]
Reverse Stock Split	0.01258
Assets measured at fair value on a recurring basis within Level 3	$ 0		$ 0	$ 0
Liabilities measured at fair value on a recurring basis within Level 3	0		0	0
Impairment losses	0		0	0
Contract revenue	0	3,037,000	3,050,000	15,147,000
Reserves for uncertain tax positions			0	0
Income Tax interest & penalties			$ 0	$ 0
Contract Revenue | Customers One
Summary Of Significant Accounting Policy [Line Items]
Concentration percentage			100.00%	95.00%
Contract Revenue | Customers Two
Summary Of Significant Accounting Policy [Line Items]
Concentration percentage				5.00%
Minimum
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful lives	7 years